UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (Address of principal executive offices) (Zip code)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end:  March 31, 2008

                    Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit U.S. Government Securities Fund, Inc.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
Mortgage Pass-Through Securities (58.2%) (2)
    Federal Home Loan Mortgage Corporation (13.3%):
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
         38,276    5.50%   8/1/2017                          38,816
        207,071    6.38%   12/1/2026                        213,421
         74,225    6.38%   8/1/2027                          76,942
        103,250    6.38%   12/1/2027                        107,029
        694,260    6.50%   8/1/2029                         716,376
        288,960    7.00%   1/1/2033                         305,138
        272,819    7.38%   12/17/2024                       291,051
        984,761    7.50%   9/1/2026                       1,043,994
      1,404,884    7.50%   7/1/2027                       1,521,665
        423,574    7.50%   1/1/2031                         447,690
        827,624    7.50%   7/1/2031                         875,713
      6,322,179    7.50%   10/1/2031                      6,874,766
      4,518,200    7.50%   10/1/2031                      4,780,730
      4,916,172    7.50%   4/1/2032                       5,201,826
      1,703,624    7.50%   12/1/2032                      1,802,613
      2,074,712    7.50%   12/1/2034                      2,178,447
        463,239    7.50%   6/1/2035                         501,606
         63,967    7.95%   10/1/2025                         68,722
         70,750    7.95%   10/1/2025                         76,530
         49,227    7.95%   11/1/2025                         53,249
         19,730    8.00%   5/1/2017                          20,974
         59,279    8.00%   1/1/2021                          63,397
        340,532    8.00%   12/1/2023                        363,531
        205,721    8.00%   9/15/2024                        223,149
         21,096    8.00%   12/1/2026                         22,979
        139,720    8.00%   6/1/2030                         152,418
            410    8.25%   12/1/2008                            412
         44,273    8.25%   12/1/2017                         47,879
          3,818    8.50%   1/1/2017                           4,157
            881    8.50%   2/1/2017                             956
         25,316    8.50%   3/1/2017                          27,559
         69,633    8.50%   4/1/2017                          75,083
         71,113    8.50%   5/1/2017                          77,412
         22,698    8.50%   5/1/2017                          24,708
         55,853    8.50%   10/1/2019                         61,355
         37,267    8.50%   7/1/2021                          40,938
        307,889    8.50%   12/1/2029                        333,807
        248,351    8.50%   2/1/2031                         269,258
          4,210    8.75%   1/1/2017                           4,430
          1,035    9.00%   5/1/2009                           1,043
            599    9.00%   6/1/2009                             603
          1,898    9.00%   7/1/2009                           1,912
          4,532    9.00%   12/1/2009                          4,564
         78,577    9.00%   11/1/2015                         88,419
         68,372    9.00%   5/1/2016                          76,936
         33,431    9.00%   10/1/2016                         35,952
         13,025    9.00%   1/1/2017                          14,135
         12,757    9.00%   2/1/2017                          13,041
         20,178    9.00%   6/1/2017                          21,967
         13,722    9.00%   7/1/2021                          15,228
         15,883    9.00%   10/1/2021                         16,808
        175,250    9.00%   11/1/2025                        194,778
      2,238,102    9.00%   5/1/2031                       2,483,829
              7    9.25%   7/1/2008                               7
             42    9.25%   8/1/2008                              43
          2,658    9.25%   7/1/2010                           2,688
          1,473    9.25%   3/1/2011                           1,483
         21,168    9.25%   6/1/2016                          23,353
         17,420    9.25%   3/1/2017                          19,218
        104,854    9.25%   2/1/2018                         111,045
          1,130    9.25%   1/1/2019                           1,158
         53,450    9.25%   3/1/2019                          57,244

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
         48,437    9.25%   3/1/2019                          49,846
            435    9.50%   10/1/2008                            439
         11,695    9.50%   2/1/2010                          11,793
          5,954    9.50%   5/1/2010                           6,181
          1,673    9.50%   6/1/2010                           1,687
          1,388    9.50%   1/1/2011                           1,474
         10,322    9.50%   6/1/2016                          11,457
          4,551    9.50%   7/1/2016                           5,052
         25,142    9.50%   10/1/2016                         27,907
          2,417    9.50%   6/1/2017                           2,691
         42,536    9.50%   4/1/2018                          47,457
        206,735    9.50%   6/17/2019                        226,218
        880,129    9.50%   12/17/2021                       967,824
          1,531    9.75%   12/1/2008                          1,548
            464    9.75%   12/1/2008                            469
          1,440    9.75%   11/1/2009                          1,455
          2,554    9.75%   6/1/2011                           2,581
         76,017    9.75%   12/1/2016                         81,234
        129,725    9.75%   12/1/2017                        143,016
          9,908    10.00%  11/1/2010                         10,018
         12,264    10.00%  11/1/2011                         12,569
        157,564    10.00%  9/1/2020                         178,836
        838,121    10.00%  3/15/2025                        924,304
          3,036    10.25%  6/1/2010                           3,136
         28,292    10.25%  2/1/2017                          29,227
         24,819    10.29%  9/1/2016                          26,192
         45,370    10.50%  10/1/2013                         49,550
         19,647    10.50%  5/1/2014                          20,323
         22,679    10.50%  9/1/2015                          25,336
          9,064    10.50%  1/1/2019                          10,473
        228,671    10.50%  6/1/2019                         257,429
          3,613    11.00%  12/1/2011                          3,914
         16,604    11.00%  6/1/2015                          18,337
          5,483    11.00%  2/1/2016                           5,952
          4,523    11.00%  5/1/2019                           4,816
          3,968    11.00%  7/1/2019                           4,376
        500,465    11.00%  8/15/2020                        557,079
          2,127    11.25%  10/1/2009                          2,210
          9,616    11.25%  8/1/2011                          10,989
         15,406    13.00%  5/1/2017                          18,254
                                                  -----------------
                                                         35,939,829
                                                  -----------------

    Federal National Mortgage Association (28.9%):
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
        112,628    3.66%   8/1/2033                         113,188
        177,937    3.70%   8/1/2033                         179,119
         75,206    5.76%   3/1/2033                          75,474
        879,700    5.86%   2/1/2034                         882,264
        610,936    6.15%   8/1/2036                         611,891
         21,757    6.24%   3/1/2019                          22,810
         84,600    6.49%   2/1/2032                          87,785
         70,663    6.49%   4/1/2032                          73,323
      1,134,247    6.50%   4/1/2032                       1,168,961
         42,537    6.91%   11/1/2026                         45,258
        177,017    6.91%   8/1/2027                         188,341
        304,455    6.95%   8/1/2021                         310,613
         12,413    7.00%   2/1/2017                          13,177
        709,250    7.00%   6/1/2017                         740,368
         23,320    7.00%   4/1/2027                          24,710
      1,493,157    7.00%   11/1/2029                      1,578,811
        312,100    7.00%   2/1/2032                         327,503
        302,865    7.00%   6/1/2032                         323,097
        350,431    7.00%   4/1/2034                         367,726
        808,765    7.00%   3/1/2036                         855,546
        908,657    7.00%   9/1/2037                         960,445

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
      1,016,136    7.45%   6/1/2016                       1,092,234
        481,919    7.50%   6/1/1932                         517,824
        333,442    7.50%   11/1/2012                        349,331
        472,723    7.50%   6/1/2022                         508,878
        586,534    7.50%   8/1/2022                         634,795
        992,939    7.50%   12/1/2022                      1,034,508
      2,017,854    7.50%   3/1/2023                       2,102,330
         31,589    7.50%   9/1/2027                          34,072
         41,352    7.50%   11/1/2029                         44,682
        128,689    7.50%   8/1/2030                         139,052
        493,492    7.50%   1/1/2031                         532,634
         62,917    7.50%   6/1/2031                          66,275
        228,935    7.50%   3/1/2032                         246,073
      1,979,148    7.50%   7/1/2032                       2,090,435
         77,203    7.50%   8/1/2032                          81,297
        529,406    7.50%   9/1/2032                         572,037
         68,168    7.50%   9/1/2032                          71,774
      1,694,580    7.50%   1/1/2033                       1,789,866
      1,819,275    7.50%   4/1/2033                       1,921,573
        167,518    7.50%   12/1/2034                        176,937
      1,972,800    7.50%   7/1/2035                       2,105,307
      4,224,995    7.50%   1/1/2036                       4,462,567
      1,992,395    7.50%   10/1/2037                      2,104,388
        255,425    7.62%   12/1/2016                        271,709
        540,311    7.95%   9/15/2020                        585,762
          5,856    8.00%   8/1/2009                           5,935
        152,484    8.00%   4/1/2016                         160,783
        149,155    8.00%   3/1/2020                         161,412
        476,221    8.00%   7/1/2021                         517,722
        118,763    8.00%   1/1/2022                         127,525
         72,128    8.00%   5/1/2023                          77,950
         70,242    8.00%   9/1/2023                          76,111
        676,136    8.00%   7/1/2024                         734,946
      1,537,704    8.00%   10/1/2026                      1,639,757
        353,716    8.00%   9/1/2027                         384,386
        350,927    8.00%   5/1/2029                         374,217
      1,001,028    8.00%   2/1/2030                       1,067,463
        156,167    8.00%   1/1/2031                         166,229
        344,549    8.00%   2/1/2031                         367,416
      1,687,687    8.00%   6/1/2031                       1,834,023
        277,571    8.00%   12/1/2031                        295,993
        572,819    8.00%   9/1/2032                         623,078
      3,853,927    8.00%   9/1/2033                       4,190,139
        565,887    8.00%   5/1/2036                         603,441
      1,024,394    8.00%   9/1/2036                       1,081,112
        955,689    8.17%   11/15/2031                     1,051,089
         43,903    8.25%   4/1/2022                          46,776
        461,534    8.33%   7/15/2020                        512,250
        243,967    8.38%   7/20/2028                        266,180
      2,001,649    8.45%   5/31/2035                      2,186,224
          7,121    8.50%   11/1/2010                          7,305
        314,592    8.50%   9/1/2012                         340,060
        195,698    8.50%   9/1/2013                         205,878
        387,346    8.50%   2/1/2016                         430,588
         18,236    8.50%   9/1/2017                          19,450
         87,846    8.50%   8/1/2018                          96,142
         24,918    8.50%   7/1/2022                          27,427
        104,908    8.50%   7/1/2026                         113,477
        765,774    8.50%   11/1/2026                        840,076
        346,365    8.50%   11/1/2028                        380,132
        549,703    8.50%   12/1/2028                        603,040
        225,087    8.50%   1/1/2030                         244,780
        149,343    8.50%   6/1/2030                         162,922
        624,555    8.50%   7/1/2030                         685,585
         63,038    8.50%   11/1/2030                         68,596

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
         13,325    8.50%   1/1/2031                          14,500
        133,177    8.50%   5/1/2032                         146,544
        217,525    8.52%   9/15/2030                        240,214
        441,217    8.71%   7/20/2030                        482,406
         91,410    8.87%   12/15/2025                       101,863
          7,010    9.00%   1/1/2009                           7,108
          2,341    9.00%   5/1/2009                           2,361
          6,193    9.00%   5/1/2009                           6,318
          6,878    9.00%   5/1/2009                           6,939
         21,509    9.00%   3/1/2011                          22,135
         15,769    9.00%   9/1/2017                          17,222
         35,866    9.00%   2/1/2018                          39,170
         15,250    9.00%   10/1/2019                         16,521
         34,315    9.00%   12/15/2019                        37,117
        129,596    9.00%   6/15/2025                        141,260
        664,511    9.00%   6/1/2030                         735,253
        620,000    9.00%   7/1/2030                         682,963
         28,961    9.00%   7/1/2031                          32,172
      5,129,069    9.00%   3/1/2032                       5,655,442
      1,570,453    9.00%   1/1/2038                       1,705,721
      1,208,947    9.00%   2/1/2038                       1,313,147
          4,046    9.25%   10/1/2009                          4,089
          5,466    9.25%   7/1/2010                           5,571
         47,530    9.25%   10/1/2016                         52,301
        102,146    9.25%   2/1/2017                         112,001
        183,034    9.34%   8/20/2027                        207,552
         13,812    9.50%   12/1/2009                         14,201
         20,664    9.50%   11/1/2018                         22,975
         44,158    9.50%   5/1/2019                          49,250
         47,191    9.50%   10/1/2019                         51,743
        529,106    9.50%   3/1/2020                         571,434
        675,845    9.50%   7/1/2020                         752,990
         78,264    9.50%   9/1/2020                          86,856
        104,975    9.50%   10/15/2020                       115,279
         22,262    9.50%   12/15/2020                        24,387
         81,874    9.50%   12/15/2020                        90,110
         21,364    9.50%   3/1/2021                          23,663
         27,497    9.50%   4/15/2021                         30,421
        195,252    9.50%   8/1/2024                         217,167
        104,833    9.50%   12/1/2024                        116,799
        183,721    9.50%   5/1/2027                         205,833
        647,741    9.50%   4/1/2030                         720,446
      3,109,561    9.50%   8/1/2031                       3,469,603
        861,912    9.55%   8/20/2025                        956,088
         84,299    9.75%   1/15/2013                         90,925
        160,309    9.75%   10/1/2021                        178,450
        175,078    9.75%   4/1/2025                         194,889
         18,492    10.00%  5/1/2011                          19,075
         73,716    10.00%  7/1/2013                          81,601
        366,911    10.00%  2/1/2015                         402,367
        521,749    10.00%  3/1/2015                         577,575
         56,768    10.00%  11/1/2016                         62,683
         39,035    10.00%  9/1/2019                          44,045
         15,218    10.00%  11/1/2020                         17,392
         11,918    10.00%  1/1/2021                          13,827
         80,291    10.00%  1/1/2024                          91,007
        327,373    10.00%  2/1/2028                         375,643
        260,373    10.18%  7/1/2020                         289,024
        138,936    10.25%  8/15/2013                        150,728
         23,554    10.50%  5/1/2015                          26,569
        148,667    10.50%  1/1/2016                         165,828
         38,715    10.50%  12/1/2017                         43,905
         57,395    10.50%  4/1/2022                          62,817
          6,045    10.75%  11/1/2010                          6,133
          2,088    11.00%  4/1/2014                           2,299

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
          8,448    11.00%  8/1/2015                           8,841
         17,216    11.00%  4/1/2017                          19,064
        208,412    11.27%  8/15/2020                        235,982
        120,676    11.75%  12/15/2026                       136,613
                                                  -----------------
                                                         77,868,782
                                                  -----------------

    Government National Mortgage Association (16.0%) :
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
        360,927    5.50%   9/15/2025                        365,447
        131,237    5.76%   3/20/2033                        131,907
         80,594    5.76%   3/20/2033                         81,006
        107,806    5.76%   3/20/2033                        108,357
        344,192    5.76%   5/20/2033                        345,951
        112,912    5.76%   5/20/2033                        113,489
         91,203    5.76%   6/20/2033                         91,670
        105,367    5.76%   6/20/2033                        105,906
         63,908    6.00%   9/15/2018                         65,623
         80,809    6.05%   3/20/2033                         82,127
        140,741    6.25%   5/15/2013                        145,240
        330,615    6.25%   12/15/2023                       341,942
        204,838    6.25%   1/15/2024                        212,343
        167,015    6.38%   12/15/2027                       172,878
        288,228    6.38%   4/15/2028                        298,347
        146,220    6.49%   11/20/2031                       151,445
         47,011    6.49%   12/20/2031                        48,691
        169,544    6.49%   4/20/2032                        175,380
         72,998    6.49%   6/20/2032                         75,510
         86,437    6.49%   12/20/2032                        89,412
      1,607,732    6.50%   4/20/2038                      1,633,858
         37,745    6.57%   9/20/2032                         39,429
         82,338    6.57%   3/20/2033                         85,986
         69,307    6.75%   9/15/2015                         73,416
        292,787    6.75%   8/15/2028                        309,351
         89,393    6.75%   6/15/2029                         94,395
        402,268    6.91%   7/20/2026                        427,164
        944,424    6.91%   2/20/2027                      1,002,434
         27,701    7.00%   9/20/2016                         29,339
        638,673    7.00%   7/15/2029                        680,752
      5,267,142    7.00%   9/15/2031                      5,542,998
        695,611    7.00%   8/20/2036                        730,526
        621,255    7.00%   9/20/2036                        652,438
      1,471,957    7.00%   6/20/2038                      1,537,275
         16,138    7.05%   2/15/2023                         17,116
         91,867    7.05%   9/20/2026                         97,092
         77,201    7.05%   11/20/2026                        81,592
         62,064    7.05%   1/20/2027                         65,569
         97,216    7.05%   4/20/2027                        102,705
         41,912    7.15%   12/20/2026                        44,447
         73,660    7.15%   3/20/2027                         78,088
        238,678    7.15%   4/20/2027                        253,027
          5,296    7.25%   8/15/2010                          5,469
        127,271    7.25%   5/15/2029                        135,765
         60,764    7.27%   7/20/2022                         64,623
         59,717    7.38%   1/15/2029                         63,971
         53,629    7.50%   5/15/2016                         57,843
      5,346,361    7.50%   12/15/2029                     5,753,368
        167,963    7.50%   6/15/2036                        178,056
      1,374,731    7.50%   1/20/2038                      1,451,688
         66,091    7.55%   7/20/2022                         70,915
         70,457    7.55%   10/20/2022                        75,600
         92,755    7.63%   10/15/2029                       100,240
         61,225    7.65%   10/20/2021                        65,859
         81,155    7.65%   7/20/2022                         87,353
        169,046    7.75%   6/15/2020                        183,001
        177,307    7.75%   7/15/2020                        191,945

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
        132,426    7.75%   8/15/2020                        143,358
        118,356    7.75%   8/15/2020                        128,127
         64,790    7.75%   11/15/2020                        70,139
        476,121    7.75%   10/15/2022                       520,530
         41,886    7.90%   1/20/2021                         45,400
         26,221    7.90%   1/20/2021                         28,421
         88,800    7.95%   2/15/2020                         96,700
         41,155    7.95%   5/20/2025                         44,805
        116,166    7.95%   7/20/2025                        126,467
         47,112    7.95%   8/20/2025                         51,290
        159,225    7.95%   9/20/2025                        173,345
         25,353    7.95%   10/20/2025                        27,601
         36,525    7.95%   10/20/2025                        39,764
         30,969    7.95%   10/20/2025                        33,716
         69,636    7.95%   1/20/2026                         75,840
         73,888    7.95%   1/20/2026                         80,471
         86,206    7.95%   4/20/2026                         93,886
         20,974    7.95%   6/20/2026                         22,843
         25,165    7.95%   9/20/2026                         27,407
         36,023    7.95%   9/20/2026                         39,233
         25,965    7.95%   11/20/2026                        28,278
         34,526    7.95%   12/20/2026                        37,602
         45,096    7.95%   3/20/2027                         49,104
         35,137    7.99%   2/20/2021                         38,189
         56,989    7.99%   4/20/2021                         61,939
        126,309    7.99%   7/20/2021                        137,281
         72,217    7.99%   9/20/2021                         78,490
         95,585    7.99%   10/20/2021                       103,889
        211,593    7.99%   1/20/2022                        230,199
        266,573    7.99%   6/20/2022                        290,014
         17,426    8.00%   10/15/2012                        18,782
        340,429    8.00%   10/15/2014                       362,277
         51,827    8.00%   5/15/2016                         56,662
        154,603    8.00%   6/15/2016                        169,027
         54,612    8.00%   9/15/2016                         59,707
        692,703    8.00%   12/15/2030                       743,776
      3,534,520    8.00%   4/15/2031                      3,795,120
      1,872,661    8.00%   6/20/2031                      2,003,165
        242,196    8.10%   5/20/2019                        262,024
         27,315    8.10%   6/20/2019                         29,551
         64,525    8.10%   7/20/2019                         69,808
        127,655    8.10%   9/20/2019                        138,106
         24,191    8.10%   9/20/2019                         26,172
         23,010    8.10%   10/20/2019                        24,893
         26,676    8.10%   1/20/2020                         28,887
         43,070    8.10%   7/20/2020                         46,639
         65,721    8.25%   12/15/2011                        70,332
         12,226    8.25%   1/15/2012                         13,210
         33,556    8.25%   8/15/2015                         36,623
        337,672    8.25%   4/15/2019                        368,207
        115,834    8.25%   2/15/2020                        126,449
         11,081    8.25%   4/15/2027                         12,091
         38,436    8.25%   6/15/2027                         41,937
         39,749    8.38%   10/15/2019                        43,489
         96,756    8.40%   2/15/2019                        105,949
        107,888    8.40%   6/15/2019                        118,139
         32,407    8.40%   9/15/2019                         35,486
         52,117    8.40%   2/15/2020                         57,143
         16,590    8.50%   12/15/2011                        17,811
         56,132    8.50%   1/15/2012                         60,884
          8,795    8.50%   4/15/2015                          9,652
         51,408    8.50%   4/15/2015                         56,419
        143,029    8.50%   9/15/2016                        157,540
         61,308    8.50%   1/15/2017                         67,814
         89,103    8.50%   12/15/2021                        98,108

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
         63,500    8.50%   12/15/2021                        69,845
          9,173    8.50%   7/20/2022                         10,074
         68,954    8.50%   10/20/2022                        75,729
         36,459    8.50%   9/20/2024                         40,109
         67,305    8.50%   3/20/2025                         74,070
        196,432    8.50%   12/20/2026                       215,393
         25,947    8.50%   8/15/2030                         28,517
        751,650    8.50%   7/15/2032                        816,123
         50,730    8.60%   5/15/2018                         54,894
         45,866    8.60%   6/15/2018                         49,630
         42,747    8.63%   10/15/2018                        46,266
         11,379    8.75%   11/15/2009                        11,877
         16,854    8.75%   6/15/2011                         18,048
        110,056    8.75%   11/15/2011                       117,851
         19,608    8.75%   12/15/2011                        20,997
            446    9.00%   9/15/2008                            451
            173    9.00%   9/15/2008                            175
            416    9.00%   11/15/2008                           421
          1,923    9.00%   12/15/2008                         1,944
            462    9.00%   2/15/2009                            474
          1,424    9.00%   4/15/2009                          1,473
            191    9.00%   5/15/2009                            196
          1,300    9.00%   9/15/2009                          1,345
            708    9.00%   10/15/2009                           726
          8,176    9.00%   11/15/2009                         8,544
            850    9.00%   12/15/2009                           880
          8,114    9.00%   7/15/2010                          8,460
         42,997    9.00%   5/15/2011                         46,186
         25,526    9.00%   5/15/2011                         27,419
         35,580    9.00%   6/15/2011                         38,220
         34,104    9.00%   7/15/2011                         36,634
         50,945    9.00%   8/15/2011                         54,724
         15,028    9.00%   8/15/2011                         16,156
         55,044    9.00%   9/15/2011                         59,127
         53,751    9.00%   9/15/2011                         57,739
         28,643    9.00%   9/15/2011                         30,768
         32,978    9.00%   10/15/2011                        35,425
         10,016    9.00%   1/15/2012                         10,860
         88,046    9.00%   7/15/2015                         95,503
         29,688    9.00%   8/15/2015                         32,203
        316,802    9.00%   12/15/2016                       345,035
         40,111    9.00%   1/15/2017                         44,587
        255,550    9.00%   7/15/2017                        284,064
        207,284    9.00%   11/15/2024                       227,121
        101,164    9.00%   4/15/2026                        111,272
         21,325    9.10%   5/15/2018                         23,372
         18,023    9.25%   11/15/2009                        18,976
         12,919    9.25%   1/15/2010                         13,818
         17,791    9.25%   4/15/2010                         19,028
         15,871    9.25%   11/15/2010                        16,975
         33,714    9.25%   11/15/2011                        36,503
         26,863    9.50%   10/15/2009                        27,579
          8,464    9.50%   10/15/2009                         8,690
          1,438    9.50%   10/15/2009                         1,476
          8,284    9.50%   11/15/2009                         8,734
         22,946    9.50%   1/15/2010                         24,597
          6,846    9.50%   2/15/2010                          7,150
         13,444    9.50%   4/15/2010                         14,259
          8,903    9.50%   8/15/2010                          9,544
         12,610    9.50%   11/15/2010                        13,517
          7,206    9.50%   1/15/2011                          7,826
         44,172    9.50%   3/15/2011                         47,975
         13,274    9.50%   3/20/2016                         14,550
         38,839    9.50%   11/20/2016                        42,573
          1,039    9.50%   8/20/2017                          1,144

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
          1,934    9.50%   12/20/2017                         2,128
          3,884    9.50%   4/20/2018                          4,287
          1,490    9.50%   5/20/2018                          1,644
         30,397    9.50%   6/20/2018                         33,553
         28,690    9.50%   7/20/2018                         31,669
         18,605    9.50%   8/20/2018                         20,536
         34,466    9.50%   9/20/2018                         38,044
         40,297    9.50%   9/20/2018                         44,481
         11,565    9.50%   9/20/2018                         12,766
         28,433    9.50%   8/20/2019                         31,468
          2,406    9.50%   10/20/2019                         2,662
         18,470    9.75%   8/15/2009                         19,508
         19,585    9.75%   9/15/2009                         20,686
         65,704    9.75%   8/15/2010                         70,618
         18,841    9.75%   11/15/2010                        20,250
         74,109    9.75%   12/15/2010                        79,651
         70,853    9.75%   1/15/2011                         77,202
         50,387    9.75%   1/15/2011                         54,902
         18,396    9.75%   10/15/2012                        20,265
          6,775    9.75%   10/15/2012                         7,463
          6,618    9.75%   11/15/2012                         7,291
         20,058    9.75%   11/15/2012                        22,095
         19,723    9.75%   11/15/2012                        21,726
         13,623    9.75%   11/15/2012                        15,006
            952    10.00%  11/15/2008                           988
            701    10.00%  11/15/2009                           724
          2,550    10.00%  6/15/2010                          2,747
         38,796    10.00%  6/15/2010                         41,791
         12,685    10.00%  7/15/2010                         13,664
          5,570    10.00%  7/15/2010                          6,000
          1,446    10.00%  10/15/2010                         1,557
         13,283    10.00%  11/15/2010                        14,309
         28,355    10.00%  3/20/2016                         31,426
         15,646    10.00%  11/15/2017                        17,479
         29,689    10.00%  2/15/2019                         33,390
         15,640    10.00%  2/20/2019                         17,527
         19,918    10.00%  3/20/2019                         22,320
         14,984    10.00%  5/20/2019                         16,792
        133,372    10.00%  10/15/2019                       153,271
         35,986    10.00%  11/15/2019                        40,471
         30,151    10.00%  12/15/2020                        33,996
         66,826    10.00%  6/15/2021                         75,515
          7,518    10.25%  5/15/2009                          7,872
          4,493    10.25%  11/15/2011                         4,871
         15,120    10.25%  1/15/2012                         16,590
          6,002    10.25%  7/15/2012                          6,586
         11,784    10.50%  6/15/2009                         12,357
          1,678    10.50%  7/15/2010                          1,795
          8,396    10.50%  9/15/2015                          9,377
         11,017    10.50%  11/15/2015                        12,305
          1,520    10.50%  8/20/2017                          1,709
         14,741    10.50%  11/15/2018                        16,704
         30,425    10.50%  6/15/2019                         34,592
        181,772    10.50%  2/15/2020                        205,524
        156,234    10.50%  8/15/2021                        180,523
          1,562    10.75%  1/15/2010                          1,675
            814    10.75%  7/15/2011                            888
          8,876    11.25%  6/15/2010                          9,563
         17,137    11.25%  9/15/2010                         18,462
          1,860    11.25%  9/15/2010                          2,003
         12,340    11.25%  3/15/2011                         13,535
          3,226    11.25%  3/15/2011                          3,538
         26,891    11.25%  4/15/2011                         29,493
          5,846    11.25%  5/15/2011                          6,412
         20,976    11.25%  7/15/2011                         23,005

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
          4,372    11.25%  7/15/2011                          4,795
          5,154    11.25%  10/15/2011                         5,653
         58,961    11.50%  8/15/2018                         64,964
                                                  -----------------
                                                         42,988,071
                                                  -----------------

Total mortgage pass-through securities                  156,796,682
                                                  -----------------
    (cost: $155,591,463)

TAXABLE MUNICIPAL SECURITIES (0.1%) (2)
        186,000  Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                    196,686
                                                  -----------------
    (cost: $186,000)


U.S.  TREASURY / FEDERAL AGENCY SECURITIES (2.4%) (2)
      2,614,311  U.S. Treasury inflation-protected
                  security, 1.625%, 1/15/18 (*)           2,655,771
                 U.S. Treasury Strips, Zero Coupon:
      1,775,000   3.01% effective yield, 5/15/13          1,501,797
      6,400,000   5.45% effective yield, 5/15/30          2,311,878
                                                  -----------------

Total U.S. Treasury / Federal Agency securities           6,469,446
    (cost: $6,437,309)                            -----------------


COLLATERALIZED MORTGAGE OBLIGATIONS (38.0%) (2)
    FEDERAL HOME LOAN MORTGAGE CORP.:
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
        491,863    3.00%   2/15/2023                        457,491
      2,487,765    3.25%   4/15/2032                      2,277,536
        486,769    3.50%   5/15/2029                        457,482
        487,051    3.50%   12/1/2032                        465,215
        558,821    4.00%   11/15/2014                       555,715
      2,543,243    4.00%   5/31/2025                      2,225,086
        243,525    4.00%   12/15/2032                       229,874
        485,386    4.00%   3/15/2034                        455,363
        786,601    4.50%   5/15/2032                        781,511
        500,000    5.50%   7/15/2031                        499,533
      5,000,000    5.50%   3/15/2032                      4,995,989
      1,000,000    5.50%   9/15/2032                      1,007,614
        125,572    6.50%   2/15/2030                        131,933
        611,407    6.95%   3/15/2028                        648,162
      1,881,695    7.00%   8/15/2029                      1,981,611
        476,253    7.00%   7/15/2031                        498,942
        385,986    7.50%   6/15/2017                        412,538
      1,592,429    7.50%   7/15/2022                      1,707,619
        120,533    7.50%   3/15/2023                        129,267
        206,593    7.50%   9/15/2030                        219,277
        188,976    8.00%   11/25/2022                       205,039
         69,480    8.00%   3/15/2023                         75,108
        106,583    8.00%   4/25/2024                        114,729
        363,744    8.00%   1/15/2030                        384,347
        132,362    8.50%   6/15/2025                        140,041
         23,599    9.15%   10/15/2020                        25,179
      1,068,441    9.50%   2/15/2020                      1,135,702
                                                  -----------------
                                                         22,217,903
                                                  -----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
        925,873    3.00%   8/25/2032                        859,281
      2,888,120    3.50%   2/25/2033                      2,653,415
        576,322    3.50%   3/25/2033                        536,726
        291,859    3.50%   8/25/2033                        260,536
      1,081,558    3.50%   6/25/2035                      1,046,079
        739,383    3.75%   5/25/2033                        668,841

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
        912,381    4.00%   11/25/2032                       883,840
        278,418    4.00%   1/25/2033                        263,329
      1,224,518    4.00%   3/25/2033                      1,148,304
      1,392,758    4.00%   5/25/2033                      1,317,290
        179,133    5.00%   8/25/2022                        179,511
      1,336,115    5.00%   11/25/2032                     1,318,727
      4,924,968    5.50%   5/25/2025                      4,938,946
        977,084    5.50%   1/25/2037                        948,627
      5,042,202    6.50%   10/25/2017                     5,268,981
         68,341    6.85%   12/18/2027                        71,941
         87,966    7.00%   1/25/2021                         92,631
        114,228    7.00%   2/25/2044                        121,754
        138,829    7.50%   8/20/2027                        148,360
      1,869,810    7.50%   6/25/2032                      2,003,074
        477,328    7.50%   11/25/2040                       502,155
      4,761,399    7.50%   11/25/2043                     5,135,093
         37,443    7.70%   3/25/2023                         40,429
        182,939    8.00%   7/25/2022                        195,528
        206,680    8.00%   7/25/2022                        223,215
        100,000    8.00%   7/18/2027                        113,028
        359,856    8.00%   7/25/2044                        395,392
         41,980    8.20%   4/25/2025                         43,601
         27,630    8.50%   1/25/2021                         30,303
         25,935    8.50%   4/25/2021                         26,704
        237,870    8.50%   9/25/2021                        260,421
         81,734    8.50%   1/25/2025                         87,375
      1,888,116    8.50%   6/25/2030                      2,064,986
        459,328    8.50%   6/25/2030                        517,587
         59,719    8.75%   9/25/2020                         63,317
        136,298    8.95%   10/25/2020                       151,147
        402,520    9.00%   7/25/2019                        443,032
        241,387    9.00%   12/25/2019                       267,174
         89,533    9.00%   5/25/2020                         96,156
         49,777    9.00%   6/25/2020                         55,132
        134,748    9.00%   6/25/2020                        145,560
         21,921    9.00%   7/25/2020                         24,233
        134,239    9.00%   9/25/2020                        149,176
         73,796    9.00%   10/25/2020                        81,733
      1,040,839    9.00%   1/25/2021                      1,136,671
        169,318    9.00%   3/1/2024                         193,838
      1,174,022    9.00%   11/25/2028                     1,248,158
      4,973,483    9.05%   2/25/2044                      5,708,799
        125,921    9.25%   1/25/2020                        140,363
        102,364    9.50%   12/25/2018                       112,985
        213,970    9.50%   3/25/2020                        233,831
         49,923    9.50%   4/25/2020                         54,014
        170,568    9.50%   5/25/2020                        190,967
        203,450    9.50%   11/25/2020                       225,979
         67,093    9.50%   11/25/2031                        73,157
        316,923    9.60%   3/25/2020                        355,225
                                                  -----------------
                                                         45,516,657
                                                  -----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
        448,050    4.00%   10/17/2029                       426,894
      3,691,901    8.00%   10/16/2029                     4,029,471
        303,618    8.00%   1/16/2030                        322,490
      3,109,306    8.50%   9/20/2030                      3,237,520
                                                  -----------------
                                                          8,016,375
                                                  -----------------
    VENDEE MORTGAGE TRUST:
         Par ($)   Coupon  Maturity             Market Value ($)(1)
         -------   ------  --------             -------------------
      1,000,000    5.00%   8/15/2028                      1,013,855
      1,000,000    5.00%   7/15/2030                        957,289
        124,248    5.63%   2/15/2024                        124,947
      1,839,595    6.00%   2/15/2030                      1,896,805
      9,591,606    6.50%   12/15/2028                    10,142,894

====================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - June 30, 2008 (Unaudited)
====================================================================

--------------------------------------------------------------------

--------------------------------------------------------------------
      3,878,658    7.00%   3/15/2028                      4,096,841
        433,357    7.25%   9/15/2025                        463,444
      6,833,611    8.21%   3/15/2025                      7,516,972
        312,136    8.29%   12/15/2026                       350,248
                                                  -----------------
                                                         26,563,295
                                                  -----------------

Total collateralized mortgage obligations               102,314,230
                                                  -----------------
    (cost: $102,261,834)

SHORT-TERM SECURITIES (1.5%) (2)
      1,567,000    FNMA Agy. Disc. Note, 2.06%, 7/1/08    1,567,000
      2,356,270    Dreyfus Cash Mgmt. Fund, 2.21%         2,356,270
                                                  -----------------
                                                          3,923,270
                                                  -----------------
Total short-term securites
    (cost: $3,923,270)

Total investments in securities
    (cost: $268,399,876)                          $     269,700,314
                                                  =================


Other Assets and Liabilities, Net (-0.05%)                 (133,148)

                                                  -----------------
Total Net Assets                                  $     269,567,166
                                                  =================


                                                  -----------------
Aggregate Cost                                          268,399,876
                                                  -----------------

Gross Unrealized Appreciation                             3,191,086
Gross Unrealized Depreciation                            (1,890,648)
                                                  -----------------
Net Unrealized Appreciation(Depreciation)                 1,300,438
                                                  =================

Notes To Schedule of Investments:
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                            $ 257,386,634
Level 2 - Other Significant Observable Inputs                      $  12,313,680
Level 3 - Significant Unobservable Inputs                                     --
--------------------------------------------------------------------------------
Total                                                              $ 269,700,314
================================================================================

(2) Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/Paul E. Rasmussen
         -----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         -----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    August 15, 2008


By:      /s/Roger J. Sit
         -----------------------------
         Roger J. Sit
         President

Date:    August 15, 2008